Supplementary Financial Statement Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Supplementary Financial Statement Information [Abstract]
Detail of Facility Idling [Table Text Block]
The supplemental unemployment and other employee benefit costs were recorded as accrued liabilities in the consolidated balance sheet, and the activity for the three months ended March 31, 2016 was as follows:

Balance at December 31, 2015	$22.1
Payments	(4.9)
Balance at March 31, 2016	$17.2

Allowance for doubtful accounts
Changes in the allowance for doubtful accounts for the years ended December 31, 2015, 2014 and 2013, are presented below:

	2015	2014	2013
Balance at beginning of year	$9.0	$8.1	$9.1
Increase (decrease) in allowance	(3.0)	0.9	(0.4)
Receivables written off	—	—	(0.6)
Balance at end of year	$6.0	$9.0	$8.1

Inventory, net
Inventories as of March 31, 2016 and December 31, 2015, are presented below:

	March 31, 2016	December 31, 2015
Finished and semi-finished	$871.6	$996.5
Raw materials	365.2	410.0
Total cost	1,236.8	1,406.5
Adjustment to state inventories at LIFO value	(167.9)	(180.2)
Inventory, net	$1,068.9	$1,226.3

Inventories as of December 31, 2015 and 2014, consist of:

	2015	2014
Finished and semi-finished	$996.5	$1,053.4
Raw materials	410.0	494.2
Total cost	1,406.5	1,547.6
Adjustment to state inventories at LIFO value	(180.2)	(375.5)
Inventory, net	$1,226.3	$1,172.1

Change in LIFO reserve
Changes in the LIFO reserve for the years ended December 31, 2015, 2014 and 2013, are presented below:

	2015	2014	2013
Balance at beginning of year	$375.5	$396.5	$435.0
Change in reserve	(195.3)	(21.0)	(38.5)
Balance at end of year	$180.2	$375.5	$396.5

Property, plant and equipment
Property, plant and equipment as of December 31, 2015 and 2014, consist of:

	2015	2014
Land, land improvements and leaseholds	$263.0	$260.7
Buildings	465.9	466.7
Machinery and equipment	5,628.2	5,571.0
Construction in progress	108.9	90.0
Total	6,466.0	6,388.4
Less accumulated depreciation	(4,379.5)	(4,175.2)
Property, plant and equipment, net	$2,086.5	$2,213.2

Other non-current assets
Other non-current assets as of December 31, 2015 and 2014, consist of:

	2015	2014
Investment in AFSG Holdings, Inc.	$—	$55.6
Goodwill	32.8	32.8
Deferred tax assets, non-current	62.7	138.0
Other	25.5	41.7
Other non-current assets	$121.0	$268.1